Net revenues - summary of revenue by type and segment (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
summary of revenue by type and segment [Line Items]
Revenue from sale of goods	€ 10,946	€ 25,442	€ 30,389	€ 48,686
Revenue from rendering of services	567	989	1,467	1,924
Revenue from contracts with customers	104	174	210	347
Revenue arising from exchanges of goods or services	11,617	26,605	32,066	50,957
Finance income on net investment in finance lease	51	86	129	163
Interest income on loans and advances to customers	39	50	79	102
Revenue	11,707	26,741	32,274	51,222
North America
summary of revenue by type and segment [Line Items]
Revenue from sale of goods	7,825	17,013	21,766	32,469
Revenue from rendering of services	363	577	937	1,146
Revenue from contracts with customers	0	0	0	0
Revenue arising from exchanges of goods or services	8,188	17,590	22,703	33,615
Finance income on net investment in finance lease	19	36	41	64
Interest income on loans and advances to customers	0	0	0	0
Revenue	8,207	17,626	22,744	33,679
LATAM
summary of revenue by type and segment [Line Items]
Revenue from sale of goods	433	1,947	1,680	3,775
Revenue from rendering of services	27	81	78	142
Revenue from contracts with customers	0	0	0	0
Revenue arising from exchanges of goods or services	460	2,028	1,758	3,917
Finance income on net investment in finance lease	0	0	0	0
Interest income on loans and advances to customers	16	31	38	60
Revenue	476	2,059	1,796	3,977
APAC
summary of revenue by type and segment [Line Items]
Revenue from sale of goods	399	726	837	1,286
Revenue from rendering of services	3	6	6	11
Revenue from contracts with customers	0	0	0	0
Revenue arising from exchanges of goods or services	402	732	843	1,297
Finance income on net investment in finance lease	0	0	0	0
Interest income on loans and advances to customers	14	16	29	32
Revenue	416	748	872	1,329
EMEA
summary of revenue by type and segment [Line Items]
Revenue from sale of goods	2,060	5,244	5,510	10,017
Revenue from rendering of services	114	247	320	470
Revenue from contracts with customers	0	0	0	0
Revenue arising from exchanges of goods or services	2,174	5,491	5,830	10,487
Finance income on net investment in finance lease	32	50	88	99
Interest income on loans and advances to customers	8	3	11	10
Revenue	2,214	5,544	5,929	10,596
Maserati
summary of revenue by type and segment [Line Items]
Revenue from sale of goods	168	338	411	796
Revenue from rendering of services	15	3	24	13
Revenue from contracts with customers	0	0	0	0
Revenue arising from exchanges of goods or services	183	341	435	809
Finance income on net investment in finance lease	0	0	0	0
Interest income on loans and advances to customers	1	0	1	0
Revenue	184	341	436	809
Other activities
summary of revenue by type and segment [Line Items]
Revenue from sale of goods	61	174	185	343
Revenue from rendering of services	45	75	102	142
Revenue from contracts with customers	104	174	210	347
Revenue arising from exchanges of goods or services	210	423	497	832
Finance income on net investment in finance lease	0	0	0	0
Interest income on loans and advances to customers	0	0	0	0
Revenue	€ 210	€ 423	€ 497	€ 832